Accounts Payable and Accrued Expenses and Accounts payable – Related Party (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Virhtech Gmbh [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Payable, Related Parties	$ 53,275	$ 124,370